Significant Accounting Policies (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average outstanding amount (in Dollars)	$ 1.2
Weighted average outstanding	47,500	47,500